Marketable securities (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
Marketable Securities Held
The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

	Successor	Predecessor
(In $ millions)	December 31, 2018	December 31, 2017
Seadrill Partners - Common units	45	96
Archer	12	28
Total marketable securities	57	124

Gross Realized Gains and Losses Related to Marketable Securities
The below table shows the gain and losses recognized through net income for the periods presented in this report since the adoption of ASU 2016-01.

	Successor	Predecessor
(In $ millions)	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Seadrill Partners - Common Units - unrealized loss on marketable securities	(45)	(5)
Archer - unrealized (loss)/gain on marketable securities	(19)	2
Total unrealized loss on marketable securities	(64)	(3)

The below table shows the gain and losses recognized through other comprehensive income for the periods presented in this report before the adoption of ASU 2016-01.

	Predecessor	Predecessor
(In $ millions)	Year ended December 31, 2017	Year ended December 31, 2016
Seadrill Partners - Common Units - unrealized (loss) / gain on marketable securities	(14)	17
Archer - unrealized gain on marketable securities	28	—
Total unrealized gain on marketable securities	14	17